UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund
(All Share Classes)
(a series of Undiscovered Managers Funds)

Supplement dated October 16, 2006
to the Class A, Class B, Class C and Institutional Class Prospectuses dated
December 31, 2005 and R Class Prospectus dated May 5, 2006

As of July 1, 2006, the Fund’s investment adviser, J.P. Morgan Investment Management Inc., contractually agreed to reduce its management fee from 1.05% to 0.75% of the Fund’s average daily net assets.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-UMRI-1006